Public Offering (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 14, 2019	Dec. 31, 2019	Dec. 31, 2019	May 10, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized		5,250,000	5,250,000
Price per share		$ 10.00	$ 10.00	$ 12.00
Warrants exercisable term after the completion of a business combination		30 days
Warrants exercisable term from the closing of the public offering		12 months
Payment of underwriters discount		$ 8,000,000
Deferred underwriting compensation		$ 14,000,000	$ 14,000,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized		380,000,000	380,000,000
Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized		20,000,000	20,000,000
Share forfeiture			62,500
Ordinary Shares | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		40,000,000
Price per share		$ 10.00	$ 10.00
Ordinary Shares | Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Price per share		$ 0.002	0.002
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		40,000,000
Price per share		$ 10.00	$ 10.00
Warrants exercisable term after the completion of a business combination		30 days
Warrants exercisable term from the closing of the public offering		12 months
Warrants Issued During Period, Shares, Warrants		40,000,000
Warrants and Rights Outstanding, Term		24 months	24 months
Public Offering | Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Price per share	$ 11.50	$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1	1
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,000,000	5,000,000
Payment of underwriters discount		$ 8,000,000
Payment for gross proceeds			$ 50,000,000
Underwriting discount per unit		$ 0.20
Deferred underwriting compensation		$ 14,000,000	$ 14,000,000
Deferred underwriting discount per unit		$ 0.35